Document and Entity Information	3 Months Ended
	Aug. 31, 2012	Oct. 08, 2012
Document and Entity Information
Entity Registrant Name	SOFTECH INC
Document Type	S-1
Document Period End Date	Aug 31, 2012
Amendment Flag	false
Entity Central Index Key	0000354260
Current Fiscal Year End Date	--05-31
Entity Common Stock, Shares Outstanding		995,135
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY

CONSOLIDATED CONDENSED BALANCE SHEETS (USD $)	Aug. 31, 2012	May 31, 2012	May 31, 2011
ASSETS
Cash and cash equivalents	$ 100	$ 595	$ 1,586
Accounts receivable (less allowance for uncollectible accounts of $29 as of August 31, 2012 , as of May 31, 2012 and May 31, 2011)	657	757	907
Prepaid and other assets	282	308	387
Note receivable from product line sale	0	0	134
Total current assets	1,039	1,660	3,014
Property and equipment, net	35	42	58
Goodwill	4,246	4,246	4,256
Capitalized software development costs, net	270	172	0
Capitalized patent costs	88	82	0
Debt issuance costs, net	186	210	312
Notes receivable and other assets	136	136	136
TOTAL ASSETS	6,000	6,548	7,776
LIABILITIES AND SHAREHOLDERS' EQUITY
Accounts payable	272	266	239
Accrued expenses	305	333	838
Other current liabilities	71	70	168
Deferred maintenance revenue	1,697	2,194	2,301
Current portion of capital lease	5	5	5
Current portion of long-term debt	720	720	720
Total current liabilities	3,070	3,588	4,271
Capital lease, net of current portion	3	4	9
Other long-term liabilities	30	47	135
Long-term debt, net of current portion	1,300	1,480	2,250
Total liabilities	4,403	5,119	6,665
Shareholders' equity :
Common stock, $0.10 par value 20,000,000 shares authorized, 995,135 and 995,249 issued and outstanding at August 31, 2012 ,May 31, 2012 and 2011	100	100	100
Capital in excess of par value	27,480	27,478	27,582
Accumulated deficit	(25,521)	(25,693)	(26,137)
Accumulated other comprehensive loss	(462)	(456)	(434)
Total shareholders' equity	1,597	1,429	1,111
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 6,000	$ 6,548	$ 7,776

CONSOLIDATED CONDENSED BALANCE SHEETS PARENTHETICALS (USD $)	Aug. 31, 2012	May 31, 2012	May 31, 2011
Allowance for uncollectible accounts	$ 29	$ 29	$ 29
Common Stock, par value	$ 0.1	$ 0.1	$ 0.1
Common Stock, shares authorized	20,000,000	20,000,000	20,000,000
Common Stock, shares issued	995,135	995,135	995,249
Common Stock, shares outstanding	995,135	995,135	995,249

CONSOLIDATED CONDENSED STATEMENTS OF OPERATIONS (UNAUDITED) (USD $)	3 Months Ended		12 Months Ended
	Aug. 31, 2012	Aug. 31, 2011	May 31, 2012	May 31, 2011
Revenue:
Products	$ 215	$ 303	$ 1,420	$ 1,120
Services	1,165	1,261	5,015	5,747
Royalties from sale of patents	190	0	0	0
Total revenue	1,570	1,564	6,435	6,867
Cost of revenue:
Products.	25	8	75	28
Services.	308	340	1,335	1,380
Total cost of revenue	333	348	1,410	1,408
Gross margin	1,237	1,216	5,025	5,459
Research and development expenses	244	383	1,243	1,614
Selling, general and administrative expenses	758	708	2,984	3,956
Operating income (loss)	235	125	798	(111)
Interest expense	65	91	320	520
Other (income) expense, net	(3)	(19)	31	(67)
Income (loss) from continuing operations before income taxes	0	0	447	(564)
Provision for income taxes	0	0	3	18
Income (loss) from continuing operations	173	53	444	(582)
Discontinued operations:
Income from discontinued operations, net of tax	0	0	0	209
Gain on disposal of discontinued operations, net of tax	0	0	0	151
Net income from discontinued operations	0	0	0	360
Net income (loss)	$ 173	$ 53	$ 444	$ (222)
Basic and diluted net income (loss) per share:
From continuing operations	$ 0.17	$ 0.05	$ 0.45	$ (0.84)
From discontinued operations	$ 0	$ 0	$ 0	$ 0.52
Basic and diluted net income (loss) per share	$ 0.17	$ 0.05	$ 0.45	$ (0.32)
Weighted average common shares outstanding-basic	995,135	995,135	995,135	698,115
Weighted average common shares outstanding-diluted	1,001,234	1,005,044	995,135	698,115

CONSOLIDATED CONDENSED STATEMENTS OF COMPREHENSIVE INCOME (UNAUDITED) (USD $)	3 Months Ended		12 Months Ended
	Aug. 31, 2012	Aug. 31, 2011	May 31, 2012	May 31, 2011
Comprehensive income
Net Income (loss)	$ 173	$ 53	$ 444	$ (222)
Foreign currency translation adjustment	(6)	(22)	(22)	(23)
Total other comprehensive income	(6)	(22)	(22)	(23)
Comprehensive income	$ 167	$ 31	$ 422	$ (245)

CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS EQUITY (USD $)	12 Months Ended
	May 31, 2012	May 31, 2011
Common stock:
Common Stock balance at beginning of year	$ 100	$ 61
Shares sold in private placement	0	39
Common Stock balance at end of year	100	100
Capital in excess of par value:
Capital in excess of par value balance at beginning of year	27,582	19,197
Debt forgiveness by shareholder (see Note F)	0	7,599
Issuance of common stock in private placement	0	383
Direct costs of shares issued in private placement	(112)	(137)
Shareholder payments on Company's behalf (see Note F)	0	540
Stock based compensation	8	0
Capital in excess of par value balance end of year	27,478	27,582
Accumulated deficit:
Accumulated deficit balance beginning of year	(26,137)	(25,915)
Net Income(loss).	444	(222)
Accumulated deficit balance at end of year	(25,693)	(26,137)
Accumulated other comprehensive loss:
Other comprehensive loss balance at beginning of year	(434)	(411)
Foreign currency translation adjustments	(22)	(23)
Other comprehensive loss balance at end of year	(456)	(434)
Total shareholders' equity at end of year	1,429	1,111
Comprehensive income (loss)
Net Income(loss)..	444	(222)
Foreign currency translations adjustments	(22)	(23)
Total comprehensive income (loss)	$ 422	$ (245)
Outstanding shares:
Outstanding shares balance at beginning of year	995,249	610,661
Shares issued in private placement	0	384,588
Fractional shares cashed out in 1-for-20 reverse stock split	(114)	0
Outstanding shares balance at end of year	995,135	995,249

CONSOLIDATED CONDENSED STATEMENTS OF CASH FLOWS (UNAUDITED) (USD $)	3 Months Ended		12 Months Ended
	Aug. 31, 2012	Aug. 31, 2011	May 31, 2012	May 31, 2011
Cash flows from operating activities:
Net income (loss)	$ 173	$ 53	$ 444	$ (222)
Less: Gain on disposal of discontinued operations	0	0	0	151
Less: Income from discontinued operations	0	0	0	209
Income (loss) from continuing operations	173	53	444	(582)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization expense	48	38	156	55
Transaction bonus paid by affiliate (see Note F)	0	0	0	540
Noncash interest expense	0	0	0	441
Stock based compensation	2	2	8	0
Change in current assets and liabilities:
Accounts receivable	102	195	150	20
Prepaid expenses and other assets	19	9	67	(64)
Accounts payable, accrued expenses and other liabilities	(40)	(307)	(664)	498
Deferred maintenance revenue.	(500)	(500)	(107)	(317)
Total adjustments	(369)	(563)	(390)	1,173
Net cash provided by (used in) operating activities	(196)	(510)	54	591
Cash flows from investing activities:
Capital expenditures	0	0	(17)	(8)
Proceeds from sale of product line	0	0	0	250
Collection of note receivable from sale of product line	0	42	0	0
Receipts from note receivable from sale of product line	0	0	134	28
Capitalized software development costs	(111)	0	(184)	0
Capitalized patent cost.	(6)	0	(82)	0
Net cash provided by (used in) investing activities	(117)	42	(149)	270
Cash flows from financing activities:
Proceeds from issuance of common stock, net of registration expenses	0	(88)	(112)	285
Borrowings under debt agreements	0	0	0	3,250
Repayment under debt agreements	(180)	(180)	(770)	(2,930)
Debt issuance costs	0	0	0	(330)
Repayments under capital lease	(1)	(1)	(5)	(25)
Net cash provided by (used in) financing activities	(181)	(269)	(887)	250
Net cash provided by operating activities of discontinued operations	0	0	0	121
Effect of exchange rates on cash	(1)	(22)	(9)	(39)
Increase (decrease) in cash and cash equivalents	(495)	(759)	(991)	1,193
Cash and cash equivalents, beginning of period	595	1,586	1,586	393
Cash and cash equivalents, end of period	100	827	595	1,586
Supplemental disclosures of cash flow information:
Interest paid	42	72	228	85
Income taxes paid	2	3	10	16
Supplemental disclosures of noncash investing and financing activities:
Forgiveness of debt	0	0	0	7,599
Note receivable issued in sale of product line	0	0	0	162
Issuance of subordinate note in Recapitalization Transaction	$ 0	$ 0	$ 0	$ 250

Description of the Business and Basis of Presentation	3 Months Ended	12 Months Ended
	Aug. 31, 2012	May 31, 2012
DESCRIPTION OF THE BUSINESS AND BASIS OF PRESENTATION
DESCRIPTION OF THE BUSINESS AND BASIS OF PRESENTATION

A.    Description of the Business and Basis of Presentation

SofTech, Inc. (the “Company”) was formed in Massachusetts on June 10, 1969. The Company is engaged in the development, marketing, distribution and support of computer software solutions that serve the Product Lifecycle Management (“PLM”) industry. These solutions include software technology offerings for computer aided design as well as product data/lifecycle management and collaboration technologies, all of which fit under the broadly defined PLM industry. The Company’s operations are organized geographically with offices in the U.S. and European sales and customer support offices in Germany and Italy. The Company also has resellers in Asia and Europe.

Since the Recapitalization Transaction described hereunder, the Company has also been actively engaged in acquiring and filing three new U.S. patents, evaluating alternatives for monetizing its existing patents and investigating the acquisition of specific patents already awarded that might enhance our value. It is expected that this kind of activity will become an increasing area of focus and investment over the coming years.

The consolidated financial statements of the Company include the accounts of SofTech, Inc. and its wholly-owned subsidiaries, Information Decisions, Inc. (“IDI”), Workgroup Technology Corporation (“WTC”), SofTech, GmbH and SofTech, Srl. All significant intercompany accounts and transactions have been eliminated in consolidation.

The consolidated condensed financial statements have been prepared pursuant to the rules and regulations of the Securities and Exchange Commission without audit; however, in the opinion of management, the information presented reflects all adjustments which are of a normal recurring nature and elimination of intercompany transactions which are necessary to present fairly the Company’s financial position and results of operations. It is recommended that these consolidated condensed financial statements be read in conjunction with the financial statements and the notes thereto included in the Company’s fiscal 2012 results included in the previously filed Form 10-K.

RECAPITALIZATION TRANSACTION

In March 2011, a transaction was completed (the “Recapitalization Transaction”) in which the Company:

issued an aggregate of 384,588 shares of common stock for an aggregate purchase price of $421,765, in a private placement transaction to eight investors;

consummated a $2.9 million term loan and a $300,000 line of credit from One Conant Capital, LLC, a subsidiary of People’s United Bank; and

consummated an agreement with Greenleaf Capital, Inc. (“Greenleaf”), the Company’s sole debt provider and largest shareholder at the time, whereby they accepted $2,750,000 in cash and a $250,000 subordinated note in complete settlement of the $10.6 million of indebtedness then due under its loan agreements with the Company.

Upon consummation of the Recapitalization Transaction, the board of directors and chief executive officer were replaced.

RESUMPTION OF PUBLIC COMPANY REPORTING STATUS

In December 2011, in connection with the effectiveness of our registration statement (333-174818), we became subject again to the public reporting requirements under the Exchange Act.

A.    DESCRIPTION OF THE BUSINESS AND BASIS OF PRESENTATION

SofTech, Inc. (the “Company”) was formed in Massachusetts on June 10, 1969. The Company is engaged in the development, marketing, distribution and support of computer software solutions that serve the Product Lifecycle Management (“PLM”) industry. These solutions include software technology offerings for computer aided design as well as product data/lifecycle management and collaboration technologies, all of which fit under the broadly defined PLM industry. The Company’s operations are organized geographically with offices in the U.S. and European sales and customer support offices in Germany and Italy. The Company also has resellers in Asia and Europe.

The consolidated financial statements of the Company include the accounts of SofTech, Inc. and its wholly-owned subsidiaries, Information Decisions, Inc., Workgroup Technology Corporation, SofTech, GmbH and SofTech, Srl. All significant intercompany accounts and transactions have been eliminated in consolidation.

RECAPITALIZATION TRANSACTION

In March 2011, a transaction was completed (the “Recapitalization Transaction”) in which the Company:

·         issued an aggregate of 384,588 shares of common stock for an aggregate purchase price of $421,765, in a private placement transaction to eight investors;

·         consummated a $2.9 million term loan and a $300,000 line of credit from One Conant Capital, LLC, a subsidiary of People’s United Bank; and

·         consummated an agreement with Greenleaf Capital, Inc. (“Greenleaf”), the Company’s sole debt provider and largest shareholder at the time, whereby Greenleaf accepted $2,750,000 in cash and a $250,000 subordinated note in complete settlement of the $10.6 million of indebtedness then outstanding under the financing agreements with Greenleaf.

Upon consummation of the Recapitalization Transaction, the board of directors and chief executive officer were replaced.

REVERSE STOCK SPLIT

In May 2011, the Company‘s shareholders approved a 1-for-20 reverse stock split of outstanding shares of common stock which became effective June 7, 2011. All references to shares in the consolidated financial statements and accompanying notes, including but not limited to, number of shares and per share amounts, have been adjusted to reflect the reverse stock split retrospectively. Previously awarded options to purchase shares of common stock have also been retrospectively adjusted to reflect the reverse stock split. The par value of our common stock remained at $.10, and the total number of shares authorized for issuance under our articles of organization remained at 20,000,000.

DISCONTINUED OPERATIONS

As described in Note J below, in May 2011, the Company sold its AMT product line. Accordingly, the results of the AMT product line are being presented as discontinued operations. The operating results of the AMT product line have been shown net of income taxes in the Consolidated Statements of Operations as income from discontinued operations and gain on disposal.

Resumption of Public Company Reporting Status

In December 2011, in connection with the effectiveness of the Company’s registration statement (333-174818), it became subject again to the public reporting requirements under the Exchange Act.

Significant Accounting Policies	3 Months Ended	12 Months Ended
	Aug. 31, 2012	May 31, 2012
SIGNIFICANT ACCOUNTING POLICIES
SIGNIFICANT ACCOUNTING POLICIES

B.    Significant Accounting Policies

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The most significant estimates included in the financial statements pertain to revenue recognition, the allowance for doubtful accounts receivable, and the valuation of long term assets including goodwill, intangibles, capitalized software development costs and deferred tax assets. Actual results could differ from those estimates.

REVENUE RECOGNITION

We follow the provisions of the Accounting Standards Codification (“ASC”) 985, Software for transactions involving the licensing of software and software support services. Revenue from software license sales is recognized when persuasive evidence of an arrangement exists, delivery of the product has been made, and a fixed fee and collectability has been determined. The Company does not provide for a right of return. For multiple element arrangements, total fees are allocated to each of the undelivered elements based upon vendor specific objective evidence (“VSOE”) of their fair values, with the residual amount recognized as revenue for the delivered elements, using the residual method set forth in ASC 985. Revenue from customer maintenance support agreements is deferred and recognized ratably over the term of the agreements, typically one year. Revenue from engineering, consulting and training services is recognized as those services are rendered using a proportional performance model.

We follow the provisions of ASC 605, Revenue Recognition for transactions that do not involve the licensing of software or software support services as in the case of the recent sale of our patents. Revenue from the sale of patents is recorded when persuasive evidence of an arrangement exists, delivery has taken place and a fixed fee and collectability has been determined. These conditions are no different from those when we license software. For multiple element arrangements, however, under ASC 605, total fees are allocated to each of the elements based upon the relative selling price method. Under that method the allocation of fees to the undelivered elements is based on VSOE, or if it doesn’t exist, then based on third party evidence of selling price. If neither exists, then the allocation is based on management’s best estimate of the selling price.

SOFTWARE DEVELOPMENT COSTS

The Company accounts for its software development costs in accordance with 985-20, Costs of Computer Software to Be Sold, Leased or Marketed.  Costs that are incurred internally in researching and developing a computer software product are charged to expense until technological feasibility has been established for the product.  Once technological feasibility is established, software development costs are capitalized until the product is available for general release to customers.  Such costs are amortized using the straight-line method over the estimated economic life of the product, generally three years.  The Company evaluates the realizability of the assets and the related periods of amortization on a regular basis.  Judgment is required in determining when technological feasibility of a product is established as well as its economic life.

During the three months ended August 31, 2012, the Company capitalized approximately $111,000 of software development costs related to new products. Amortization expense related to capitalized software development for the three months ending August 31, 2012 was approximately $12,000.  The Company did not capitalize any software development costs for the comparable period in fiscal 2012.

DEBT ISSUANCE COSTS

The Company capitalizes the direct costs associated with entering into debt agreements and amortizes those costs over the life of the debt agreement.  During fiscal 2011, the Company incurred total costs of approximately $330,000 in connection with entering into the debt agreement with People’s United Bank and its subsidiary, One Conant Capital, LLC.  These costs have been capitalized and are being amortized over the three year life of the loan.  Amortization expense related to debt issuance costs for each of the three month periods ended August 31, 2012 and 2011 were approximately $29,000.

ACCOUNTING FOR GOODWILL

The Company accounts for goodwill pursuant to the provisions of the ASC 350, Intangibles – Goodwill and Other. This requires that goodwill be reviewed annually, or more frequently as a result of an event or change in circumstances, for possible impairment with impaired assets written down to fair value. Additionally, existing goodwill and intangible assets must be assessed and classified within the statement’s criteria.

As of May 31, 2012, the Company conducted its annual impairment test of goodwill by comparing the fair value of the reporting unit to the carrying amount of the underlying assets and liabilities of its single reporting unit. The Company determined that the fair value of the reporting unit exceeded the carrying amount of the assets and liabilities, therefore no impairment existed as of the testing date. The Company concluded that no facts or circumstances arose during the three months ended August 31, 2012 to warrant an interim impairment test.

CAPITALIZED PATENT COSTS

Costs related to patent applications are capitalized as incurred and are amortized once the patent application is accepted or are expensed if the application is finally rejected.  Patent costs are amortized over their estimated economic lives under the straight-line method, and are evaluated for impairment when events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable through the estimated undiscounted future cash flows from the use of the associated patent. Capitalized patent costs totaled approximately $6,000 for the three month period ending August 31, 2012.  The Company did not capitalize any patent costs during the three month period ending August 31, 2011.

LONG-LIVED ASSETS

The Company periodically reviews the carrying value of all intangible and other long-lived assets. If indicators of impairment exist, the Company compares the undiscounted cash flows estimated to be generated by those assets over their estimated economic life to the related carrying value of those assets to determine if the assets are impaired. If the carrying value of the asset is greater than the estimated undiscounted cash flows, the carrying value of the assets would be decreased to their fair value through a charge to operations. As of August 31, 2012, the Company does not have any long-lived assets it considers to be impaired.

STOCK BASED COMPENSATION

Stock-based compensation expense for all stock-based payment awards made to employees and directors is measured based on the grant-date fair value of the award.  The Company estimated the fair value of each share-based award using the Black-Scholes option valuation model. The Black-Scholes option valuation model incorporates assumptions as to stock price volatility, the expected life of options, a risk-free interest rate and dividend yield. The Company recognizes stock-based compensation expense on a straight-line basis over the requisite service period of the award.

The Company’s 1994 Stock Option Plan provided for the granting of stock options at an exercise price not less than fair market value of the stock on the date of the grant and with vesting schedules as determined by the Board of Directors. No new options could be granted under the Plan after fiscal year 2004 and all stock options had vested prior to May 31, 2009.  During fiscal 2012, all options awarded under the 1994 Stock Option Plan had expired. In May 2011, the 2011 Equity Incentive Plan (the “2011 Plan”) was approved by the Company’s shareholders, pursuant to which 150,000 shares of our common shares are reserved for issuance. Additionally, any future shares subject to any award under the 2011 Plan that expires, is terminated unexercised or is forfeited will be available for awards under the 2011 Plan. The Company may grant stock options, restricted stock, restricted stock units, stock equivalents and awards of shares of common stock that are not subject to restrictions or forfeiture under the 2011 Plan.  As of August 31, 2012, 10,000 options were awarded under the 2011 Plan.

The following table summarizes option activity under the 1994 Stock Option Plan and 2011 Plan:

		Weighted	Weighted-
		Average	Average
	Number of	Exercise Price	Remaining	Aggregate
	Options	Per Share	Life (in years)	Intrinsic Value

Outstanding options at May 31, 2011	1,350	$1.80	0.50	$810
Granted	10,000	2.40	10.00	-
Exercised	-	-	-	-
Forfeited or expired	(1,350)	0.86	-	-

Outstanding options at May 31, 2012	10,000	2.40	9.02	-
Granted	-	-	-	-
Exercised	-	-	-	-
Forfeited or expired	-	-	-	-

Outstanding options at August 31, 2012	10,000	$2.40	8.77	$7,000

Exercisable at August 31, 2012	3,889	$2.40	8.77	$2,722

The Company determined the volatility for options granted during the three months ended August 31, 2012 using the historical volatility of the Company’s common stock. The expected life of options has been determined utilizing the “simplified” method as prescribed in ASC 718 Compensation, Stock Compensation. The expected life represents an estimate of the time options are expected to remain outstanding. The risk-free interest rate is based on a treasury instrument whose term is consistent with the expected life of the stock options. The Company has not paid, and does not anticipate paying, cash dividends on its common stock; therefore, the expected dividend yield is assumed to be zero.

For the three month periods ended August 31, 2012 and 2011, the Company expensed approximately $2,000, respectively, of stock-based compensation.  The weighted-average fair value of each option granted in the three month period ended August 31, 2011 is estimated as $2.35 on the date of grant using the Black-Scholes model with the following weighted average assumptions:

Expected life	5.77 years
Assumed annual dividend growth rate	0%
Expected volatility	188%
Risk free interest rate	1.86%

FOREIGN CURRENCY TRANSLATION

The functional currency of the Company’s foreign operations (Germany and Italy) is the Euro. As a result, assets and liabilities are translated at period-end exchange rates and revenues and expenses are translated at the average exchange rates. Adjustments resulting from translation of such financial statements are classified in accumulated other comprehensive income (loss). Foreign currency gains and losses arising from transactions were included in the statements of operations. For the three month periods ended August 31, 2012 and 2011, the Company recorded a net gain from foreign currency related transactions of approximately $3,000, and $17,000, respectively, to Other income in the Consolidated Condensed Statements of Operations.

INCOME TAXES

The provision for income taxes is based on the earnings or losses reported in the consolidated financial statements. The Company recognizes deferred tax liabilities and assets for the expected future tax consequences of events that have been recognized in the Company’s financial statements or tax returns. Deferred tax liabilities and assets are determined based on the difference between the financial statement carrying amounts and tax bases of assets and liabilities using enacted tax rates in effect in the years in which the differences are expected to reverse. The Company provides a valuation allowance against deferred tax assets if it is more likely than not that some or all of the deferred tax assets will not be realized.

BALANCE SHEET COMPONENTS

Details of certain balance sheet captions are as follows:

	August 31, 2012	August 31, 2011
	(Amounts in thousands)

Property and equipment	$2,129	$2,125
Accumulated depreciation and amortization	(2,094)	(2,083)
Property and equipment, net	$35	$42

NET INCOME PER COMMON SHARE

Basic and diluted net income per share are computed by dividing the net income by the weighted-average number of common shares outstanding. Diluted net income per share is computed by dividing net income by the weighted-average number of common and equivalent dilutive common shares outstanding.  For periods in which losses are reported potentially dilutive common stock equivalents are excluded from the calculation of diluted loss per share because the effect is antidilutive.

The following table details the derivation of weighted average shares outstanding used in the calculation of basic and diluted net income for each period:

	For the Three Months Ended
	August 31, 2012	August 31, 2011
	(amounts in thousands)

Net income available to common shareholders	$173	$53

Weighted average number of common shares outstanding
used in calculation of basic earnings per share	995,135	995,135
Incremental shares from the assumed exercise of
dilutive stock options	6,099	9,909

Weighted average number of common shares
outstanding used in calculating diluted earnings
per share	1,001,234	1,005,044

For the three month period ended August 31, 2012, all options were included in the above calculation.  For the three month period ended August 31, 2011, 1,906 options to purchase common shares were anti-dilutive and were excluded from the above calculation.

B.    SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The most significant estimates included in the financial statements pertain to revenue recognition, the allowance for doubtful accounts receivable, and the valuation of long term assets including goodwill, intangibles, capitalized software development costs and deferred tax assets. Actual results could differ from those estimates.

CASH AND CASH EQUIVALENTS

The Company considers all highly liquid investments purchased with an original maturity of three months or less to be cash equivalents. The Company maintains cash at certain financial institutions in amounts that at times, exceed Federal Deposit Insurance Corporation limits.  Cash held in foreign bank accounts at May 31, 2012 totaled approximately $202,000. The Company does not believe it is exposed to significant credit risk related to cash and cash equivalents.

CONCENTRATION OF CREDIT RISK

The Company believes that the loss of one or more of our largest customers could have a material adverse effect on the business. During fiscal years 2012 and 2011, no customer exceeded ten percent of revenue. The Company generally does not require collateral on credit sales. Management evaluates the creditworthiness of customers prior to delivery of products and services and provides allowances at levels estimated to be adequate to cover any potentially uncollectible accounts. Bad debts are written off against the allowance when identified. The changes in the accounts receivable reserve are as follows (in thousands):

		Charged
	Balance,	to Costs		Balance,
For the Years	Beginning	and	Bad Debt	End of
Ended May 31,	of Period	Expenses	Write-offs	Period

2011	$29	$-	$-	$29

2012	$29	$-	$-	$29

PROPERTY AND EQUIPMENT

Property and equipment is stated at cost. The Company provides for depreciation and amortization on a straight-line basis over the following estimated useful lives:

Data Processing Equipment	2-5 years
Office furniture	5-10 years
Automobiles	4-6 years

Depreciation expense, including amortization of assets under capital lease, was approximately $31,000 and $37,000, for fiscal 2012 and 2011, respectively.

Maintenance and repairs are charged to expense as incurred; betterments are capitalized. At the time property and equipment are retired, sold, or otherwise disposed of, the related costs and accumulated depreciation are removed from the accounts. Any resulting gain or loss on disposal is credited or charged to income.

SOFTWARE DEVELOPMENT COSTS

The Company accounts for its software development costs in accordance with Accounting Standards Codification (“ASC”) 985, Costs of Computer Software to Be Sold, Leased or Marketed.  Costs that are incurred internally in researching and developing a computer software product are charged to expense until technological feasibility has been established for the product.  Once technological feasibility is established, software development costs are capitalized until the product is available for general release to customers.  Such costs are amortized using the straight-line method over the estimated economic life of the product, generally three years.  The Company evaluates the realizability of the assets and the related periods of amortization on a regular basis.  Judgment is required in determining when technological feasibility of a product is established as well as its economic life.

During fiscal year 2012, the Company capitalized approximately $184,000 of software development costs related to new products in development. Amortization expense related to capitalized software development for fiscal year 2012 was approximately $11,000.  The Company did not capitalize any software development costs during fiscal 2011.

DEBT ISSUANCE COSTS

The Company capitalizes the direct costs associated with entering into debt agreements and amortizes those costs over the life of the debt agreement.  During fiscal 2011, the Company incurred total costs of approximately $330,000 in connection with entering into the debt agreement with People’s United Bank and its subsidiary, One Conant Capital, LLC.  These costs have been capitalized and are being amortized over the three year life of the loan.  Amortization expense related to debt issuance costs for fiscal year 2012 and 2011 were approximately $114,000 and $18,000, respectively.

INCOME TAXES

The provision for income taxes is based on the earnings or losses reported in the consolidated financial statements. The Company recognizes deferred tax liabilities and assets for the expected future tax consequences of events that have been recognized in the Company’s financial statements or tax returns. Deferred tax liabilities and assets are determined based on the difference between the financial statement carrying amounts and tax bases of assets and liabilities using enacted tax rates in effect in the years in which the differences are expected to reverse. The Company provides a valuation allowance against deferred tax assets if it is more likely than not that some or all of the deferred tax assets will not be realized.

In July, 2006, the Financial Accounting Standards Board (“FASB”) issued ASC 740, Accounting for Uncertainty in Income Taxes, which clarifies the accounting for uncertainty in tax positions taken. ASC 740 provides guidance on the measurement, recognition, classification and disclosure of tax positions, along with accounting for the related interest and penalties. ASC 740 became effective as of January 1, 2007. The Company believes that there are no uncertain tax positions or liabilities for interest and penalties associated with uncertain tax positions as of July 1, 2006 and May 31, 2012. The Company accounts for interest and penalties related to uncertain tax positions as part of its provision for federal and state income taxes. In accordance with the applicable statute of limitations, the Company’s tax returns could be audited by the Internal Revenue Service and various states for the fiscal years ended 2009 to 2011.

REVENUE RECOGNITION

Revenue from software license sales is recognized when persuasive evidence of an arrangement exists, delivery of the product has been made, and a fixed fee and collectability has been determined. The Company does not provide for a right of return. For multiple element arrangements, total fees are allocated to each of the undelivered elements based upon vendor specific objective evidence of their fair values, with the residual recognized as revenue for the delivered elements.  Revenue from customer maintenance support agreements is deferred and recognized ratably over the term of the agreements, typically one year. Revenue from engineering, consulting and training services is recognized as those services are rendered using a proportional performance model.

PATENT COSTS

Costs related to patent applications are capitalized as incurred and are amortized once the patent application is accepted or are expensed if the application is finally rejected.  Patent costs are amortized over their estimated economic lives under the straight-line method, and are evaluated for impairment when events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable through the estimated undiscounted future cash flows from the use of the associated patent. Capitalized patent costs totaled approximately $82,000 for the fiscal year ending May 31, 2012.  The Company did not capitalize any patent costs during fiscal 2011.

ACCOUNTING FOR GOODWILL

The Company accounts for goodwill pursuant to ASC 350, Intangibles – Goodwill and Other. This requires that goodwill be reviewed annually, or more frequently as a result of an event or change in circumstances, for possible impairment with impaired assets written down to fair value. Additionally, existing goodwill and intangible assets must be assessed and classified within the statement’s criteria.

As of May 31, 2012, the Company conducted its annual impairment test of goodwill by comparing the fair value of the reporting unit to the carrying amount of the underlying assets and liabilities of its single reporting unit. The Company determined that the fair value of the reporting unit exceeded the carrying amount of the assets and liabilities, therefore no impairment existed as of the testing date. The Company concluded that no facts or circumstances arose during fiscal year 2012 to warrant an interim impairment test.

On May 24, 2011, the Company sold its AMT product line (see Note J).  The Company allocated a portion of its goodwill to the AMT product line based on its fair value compared to the fair value of the total Company.  This allocation of goodwill was included in the derivation of the gain on the disposal of discontinued operations.

LONG-LIVED ASSETS

The Company periodically reviews the carrying value of all intangible and other long-lived assets. If indicators of impairment exist, the Company compares the undiscounted cash flows estimated to be generated by those assets over their estimated economic life to the related carrying value of those assets to determine if the assets are impaired. If the carrying value of the asset is greater than the estimated undiscounted cash flows, the carrying value of the assets would be decreased to their fair value through a charge to operations. As of May 31, 2012, the Company does not have any long-lived assets it considers to be impaired.

FINANCIAL INSTRUMENTS

The Company’s financial instruments consist of cash, accounts receivable, notes receivable, accounts payable, and short and long term debt. The Company’s estimate of the fair value of these financial instruments approximates their carrying amounts at May 31, 2012. The Company sells its products to a wide variety of customers in numerous industries. A large portion of the Company’s revenue is derived from customers with which the Company has an existing relationship and established credit history. For new customers for whom the Company does not have an established credit history, the Company performs evaluations of the customer’s credit worthiness prior to accepting an order. The Company does not require collateral or other security to support customer receivables. The Company’s allowance for uncollectible accounts was approximately $29,000 at May 31, 2012 and May 31, 2011, respectively.

FOREIGN CURRENCY TRANSLATION

The functional currency of the Company’s foreign operations (Germany, and Italy) is the Euro. As a result, assets and liabilities are translated at period-end exchange rates and revenues and expenses are translated at the average exchange rates. Adjustments resulting from translation of such financial statements are classified in accumulated other comprehensive income (loss). Foreign currency gains and losses arising from transactions were included in operations in fiscal year 2012 and 2011. In fiscal year 2012 and 2011, the Company recorded a net (gain) loss from foreign currency related transactions of approximately $37,000 and ($65,000), respectively, to Other (income) expense, net in the Consolidated Statements of Operations.

COMPREHENSIVE INCOME (LOSS)

Comprehensive income (loss) is a more inclusive reporting methodology that includes disclosure of certain financial information that historically has not been recognized in the calculation of net income (loss). To date, the Company’s comprehensive income (loss) items includes only foreign translation adjustments.  Comprehensive income (loss) has been included in the Consolidated Statement of Changes in Shareholders’ Equity and Comprehensive Income (Loss) for all periods.

NET INCOME (LOSS) PER COMMON SHARE

Basic and diluted net income (loss) per share from continuing operations and from discontinued operations is computed by dividing the net income (loss) by the weighted-average number of common shares outstanding. Diluted net income per share is computed by dividing net income by the weighted-average number of common and equivalent dilutive common shares outstanding.  For periods in which losses are reported potentially dilutive common stock equivalents are excluded from the calculation of diluted loss per share because the effect is anti-dilutive.

The following table details the derivation of weighted average shares outstanding used in the calculation of basic and diluted net income (loss) from continuing operations and from discontinued operations for each period:

	Years Ended
	May 31, 2012	May 31, 2011
	(Amounts in thousands, except share amounts)

Net income (loss) available to common shareholders	$444	$(222)

Weighted average number of common shares outstanding used in calculating basic and diluted earnings per share	995,135	698,115

For the fiscal years ending May 31, 2012 and May 31, 2011, 10,000 and 1,350 options, respectively, to purchase common shares were anti-dilutive and were excluded from the above calculation.

STOCK-BASED COMPENSATION

Stock-based compensation expense for all stock-based payment awards made to employees and directors is measured based on the grant-date fair value of the award.  The Company estimated the fair value of each share-based award using the Black-Scholes option valuation model. The Black-Scholes option valuation model incorporates assumptions as to stock price volatility, the expected life of options, a risk-free interest rate and dividend yield. The Company recognizes stock-based compensation expense on a straight-line basis over the requisite service period of the award.

The Company’s 1994 Stock Option Plan provided for the granting of stock options at an exercise price not less than fair market value of the stock on the date of the grant and with vesting schedules as determined by the Board of Directors. No new options could be granted under the Plan after fiscal year 2004 and all stock options had vested prior to May 31, 2009.  During fiscal 2012, all options awarded under the 1994 Stock Option Plan expired unexercised. In May 2011, the 2011 Equity Incentive Plan (the “2011 Plan”) was approved by the Company’s shareholders, pursuant to which 150,000 shares of our common shares are reserved for issuance. Additionally, any shares subject to any award under the 2011 Plan that expires, is terminated unexercised or is forfeited will be available for awards under the 2011 Plan. The Company may grant stock options, restricted stock, restricted stock units, stock equivalents and awards of shares of common stock that are not subject to restrictions or forfeiture under the 2011 Plan.  As of May 31, 2012, 10,000 options were awarded under the 2011 Plan.

The following table summarizes option activity under the 1994 and the 2011 Stock Option Plan:

		Weighted	Weighted-
		Average	Average
	Number of	Exercise Price	Remaining	Aggregate
	Options	Per Share	Life (in years)	Intrinsic Value

Outstanding options at May 31, 2010	5,550	$4.00	1.78	$770
Granted	-	-	-	-
Exercised	-	-	-	-
Forfeited or expired	(4,200)	4.64	-	-

Outstanding options at May 31, 2011	1,350	1.80	0.50	810
Granted	10,000	2.40	10.00	-
Exercised	-	-	-	-
Forfeited or expired	(1,350)	.86		-

Outstanding options at May 31, 2012	10,000	$2.40	9.02	$-

Exercisable at May 31, 2012	3,056	$2.40	9.02	$-

The Company determined the volatility for options granted during the fiscal year ended May 31, 2012 using the historical volatility of the Company’s common stock. The expected life of options has been determined utilizing the “simplified” method as prescribed in ASC 718 Compensation, Stock Compensation. The expected life represents an estimate of the time options are expected to remain outstanding. The risk-free interest rate is based on a treasury instrument whose term is consistent with the expected life of the stock options. The Company has not paid, and does not anticipate paying, cash dividends on its common stock; therefore, the expected dividend yield is assumed to be zero.

For the fiscal year ended May 31, 2012, the Company expensed approximately $8,000 of stock-based compensation.  The Company had approximately $16,000 of unrecorded stock based compensation as of May 31, 2012 which will be recognized over the next 2.25 years.  The weighted-average fair value of each option granted in the fiscal year ended May 31, 2012 is estimated as $2.35 on the date of grant using the Black-Scholes model with the following weighted average assumptions:

Expected life	5.77 years
Assumed annual dividend growth rate	0%
Expected volatility	188%
Risk free interest rate	1.86%

NEW ACCOUNTING PRONOUNCEMENTS

In December 2010, the FASB issued Accounting Standards Update (“ASU”) No. 2010-28, “Intangibles-Goodwill and Other: When to Perform Step 2 of the Goodwill Impairment Test for Reporting Units with Zero or Negative Carrying Amounts.” ASU 2010-28 amends ASC Topic 305 requiring an entity that has recognized goodwill and has one or more reporting units whose carrying amount for the purposes of performing Step 1 of the impairment test is zero or negative to perform Step 2 of the goodwill impairment test. The changes to the ASC as a result of this update are effective for interim periods and fiscal years beginning after December 15, 2010. The adoption of this guidance had no material impact on the Company’s consolidated financial statements.

In September 2011, the FASB issued ASU No. 2011-08, “Intangibles-Goodwill and Other: Testing Goodwill for Impairment.” This standard was issued to address concerns about the cost and complexity of performing the first step of the two-step goodwill impairment test required under Topic 350, Intangibles-Goodwill and Other. The objective of this ASU was to simplify how entities, both public and nonpublic, test goodwill for impairment. The amendments in the ASU permit an entity to first assess qualitative factors in determining whether it is necessary to perform the two-step goodwill impairment test described in Topic 350. An entity is not required to calculate the fair value of a reporting unit unless the entity determines that it is more likely than not that its fair value is less than its carrying amount. The guidance is effective for impairment tests for fiscal years beginning after December 15, 2011. The Company believes the adoption of this guidance had no material impact on the Company’s consolidated financial statements.

In June 2011, the FASB issued ASU 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income, which changes the existing guidance on the presentation of comprehensive income. Entities had the option of presenting the components of net income and other comprehensive income in either a single continuous statement of comprehensive income or in two separate but consecutive statements. Entities no longer have the option of presenting the components of other comprehensive income within the statement of changes in stockholders’ equity. ASU No. 2011-05 is effective on a retrospective basis for fiscal years, and interim periods within those years, beginning after December 15, 2011, which for the Company is the first quarter of fiscal 2013. In December 2011, the FASB issued ASU No. 2011-12, Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05, which defers changes in ASU No. 2011-05 that related to the presentation of reclassification adjustments. The adoption of the remaining guidance provided in ASU No. 2011-05 will result in a change to the Company’s current presentation of comprehensive income but will have no impact on the Company’s financial condition, results of operations, or cash flows.

Income Taxes	12 Months Ended
May 31, 2012
Income Taxes
Income Taxes

C.    INCOME TAXES

The provision for income taxes includes the following for the years ended May 31 (in thousands):

	2012	2011
Federal	$-	$-
Foreign	-	8
State and local	3	10
Total current provision	3	18
Deferred provision	198	3,768
Valuation allowance	(198)	(3,768)
Total deferred provision	-	-
Total provision	$3	$18

The domestic and foreign components of income (loss) from continuing operations before income taxes were as follows for the years ended May 31 (in thousands):

	2012	2011
Domestic	$414	$(465)
Foreign	33	(99)
	$447	$(564)

At May 31, 2012, the Company had Federal net operating loss carryforwards of $19.1 million that begin expiring in 2022, and are available to reduce future taxable income. The utilization of the remaining net operating loss carryforwards may be subject to limitation based on past and future changes in ownership of the Company pursuant to Internal Revenue Code Section 382. The Company also has an alternative minimum tax credit of approximately $200,000 that has no expiration date that was available as of May 31, 2012.

The Company’s effective income tax rates can be reconciled to the federal and state statutory income tax rate for the years ended May 31 as follows:

	2012	2011
Federal statutory rate	(34)%	(34)%
State	-	2
Foreign	-	1
Permanent items	-	60
Valuation reserve	(34)	(126)
Effective tax rate	-	3%

Deferred tax assets (liabilities) were comprised of the following at May 31 (in thousands):

	2012	2011
Deferred tax assets
Net operating loss carryforwards	$6,829	$6,465
Tax credit carryforwards	254	258
Receivables allowances	11	11
Vacation pay accrual	36	34
Other accruals	2	12
Depreciation	36	29
Differences in book and tax basis of assets of acquired businesses	(576)	(18)
Total gross deferred tax assets	6,592	6,791
Valuation allowance	(6,592)	(6,791)
Net deferred tax asset	$-	$-

Due to the uncertainties regarding the realization of certain favorable tax attributes in future tax returns, the Company has established a valuation reserve against the otherwise recognizable net deferred tax assets. Changes in the valuation allowance impacted deferred tax expense by approximately $.2 million and $3.8 million for fiscal year 2012 and 2011, respectively.

Employee Retirement Plans	12 Months Ended
May 31, 2012
Employee Retirement Plans
Employee Retirement Plans

D.    EMPLOYEE RETIREMENT PLANS

The Company has an Internal Revenue Code Section 401(k) plan covering substantially all U.S. based employees and offers an employer match of a portion of an employee’s voluntary contributions. The aggregate expense related to this employer match for fiscal years 2012 and 2011 was approximately $54,000 and $58,000, respectively.

Segment Information	3 Months Ended	12 Months Ended
	Aug. 31, 2012	May 31, 2012
SEGMENT INFORMATION
SEGMENT INFORMATION

C. Segment Information

The Company operates in one reportable segment and is engaged in the development, marketing, distribution and support of computer aided design and product data management and collaboration computer solutions. The Company’s operations are organized geographically with offices in the U.S. and foreign offices in Germany and Italy. Components of revenue and long-lived assets (consisting primarily of intangible assets, capitalized software and property, plant and equipment) by geographic location, are as follows (in thousands):

                                                                                                                Three Month Periods Ended

Revenue:	August 31, 2012	August 31, 2011
North America	$1,198	$1,088
Europe	333	395
Asia	166	130
Eliminations	(127)	(49)
Consolidated Total	$1,570	$1,564

Long Lived Assets:	As of August 31, 2012	As of May 31, 2012
North America	$4,845	$4,769
Europe	116	119
Consolidated Total	$4,961	$4,888

E.    SEGMENT INFORMATION

The Company operates in one reportable segment and is engaged in the development, marketing, distribution and support of computer aided design and product data management and collaboration computer solutions. The Company’s operations are organized geographically with offices in the U.S. and foreign offices in Germany and Italy. Components of revenue and long-lived assets (consisting primarily of intangible assets, capitalized software and property, plant and equipment) by geographic location, are as follows (in thousands):

	Years Ended
Revenue:	May 31, 2012	May 31, 2011
North America	$4,744	$5,263
Asia	577	610
Europe	1,765	1,724
Eliminations	(651)	(730)
Consolidated Total	$6,435	$6,867

Long-Lived Assets:	As of May 31, 2012	As of May 31, 2011
North America	$4,769	$4,618
Europe	119	144
Consolidated Total	$4,888	$4,762

Related Party Transactions	12 Months Ended
May 31, 2012
Related Party Transactions
Related Party Transactions

F.    RELATED PARTY TRANSACTIONS

From fiscal 1998 through the Recapitalization Transaction, Greenleaf was the Company’s sole external source of debt capital. Through a series of conversions of debt to equity along with open market purchases Greenleaf had acquired beneficial ownership of approximately 44% of the Company common shares.

Immediately prior to the Recapitalization Transaction, the Company was indebted to Greenleaf for approximately $10.6 million including approximately $441,000 of interest expense accrued during fiscal year 2011, but not paid. Greenleaf accepted a cash payment of $2,750,000 and a subordinated note in the amount of $250,000 in full satisfaction of the $10.6 million of indebtedness.

The Company recorded approximately $7.6 million of debt forgiveness as an increase to Shareholders’ Equity and a reduction in debt and accrued interest expense given Greenleaf’s position as a significant shareholder.

In addition, subsequent to the completion of the Recapitalization Transaction, Greenleaf paid the Chief Financial Officer and the former Chief Executive Officer transaction bonuses totaling $540,000 for assisting in the completion of the Recapitalization Transaction. Due to Greenleaf’s ownership position, we recorded these payments as fiscal year 2011 expenses and as an additional equity investment by Greenleaf.

Debt	12 Months Ended
May 31, 2012
Debt
Debt

G.    DEBT

ONE CONANT CAPITAL

The Company entered into a $3.2 million credit facility with One Conant Capital, LLC, an affiliate of People’s United Bank, as lender (the “Lender”), consisting of a $2.9 million term loan and a $300,000 revolving line of credit (the “Credit Facility”).  The Credit Facility is provided pursuant to a Loan, Pledge and Security Agreement, dated as of March 8, 2011, between the Company and the Lender (the “Loan Agreement”).  The Credit Facility is guaranteed by Joseph Mullaney, our President and Chief Executive Officer, pursuant to a Guaranty Agreement, dated as of March 8, 2011, by Mr. Mullaney in favor of the Lender, under which Mr. Mullaney has fully and unconditionally guaranteed the performance of the Company under the Credit Facility and by the Company’s subsidiaries, Information Decisions, Incorporated and Workgroup Technology Corporation (the “Subsidiary Guarantors”) pursuant to a Guaranty Agreement, dated as of March 8, 2011, by the Subsidiary Guarantors in favor of the Lender, under which the Subsidiary Guarantors have fully and unconditionally guaranteed the performance of the Company under the Credit Facility.  As of May 31, 2012, the Company had approximately $1.95 million outstanding under the Credit Facility.

Each of the term loan and the revolving line of credit has a three year term and matures on February 28, 2014.  Amounts borrowed under each of the term loan and the revolving line of credit bear interest at the annual rate equal to the greater of (i) the Prime Rate (as defined in the Loan Agreement) plus three percent, (ii) LIBOR plus five and one half percent, and (iii) ten percent, per annum.  If the Company’s Leverage Ratio (as defined in the Loan Agreement) is 1.5:1.0 or less for two consecutive fiscal quarters, the minimum interest rate is reduced to eight percent.  In addition, the Company is obligated to pay a quarterly fee of 1.5% of revenue throughout the term of the Credit Facility.  On May 31, 2012, the Company and Lender amended the Loan Agreement to reduce the Fixed Charge Ratio for all future fiscal quarters beginning May 31, 2012 and to allow the Company to enter into capital leases for capital expenditures up to $200,000.

Under the term loan, commencing March 31, 2011 and continuing for 35 months, the Company must pay the Lender monthly principal installments in the aggregate amount of $60,000 per month.  On each of September 30, 2012 and September 30, 2013, the Company must pre-pay unpaid principal, in an amount equal to 50% of Excess Cash Flow (as defined in the Loan Agreement) from the Company’s immediately preceding fiscal year.  The Company must make a final balloon payment of all unpaid principal and interest on the February 28, 2014 maturity date.

The Loan Agreement contains customary representations, warranties and covenants, including a number of restrictive loan covenants, which restrict the Company’s ability to take any of the following actions, among others, without prior written consent of the Lender: (i) incur additional indebtedness; (ii) pay or declare dividends; (iii) enter into a business substantially different from existing operations; (iv) issue or authorize any additional or new equity that will result in a change of control; and (v) take any corporate action outside the ordinary course of business.

The Loan Agreement also includes certain financial covenants measured on the last day of each fiscal quarter throughout the term of the Credit Facility.

The Loan Agreement provides for events of default customary for credit facilities of this type, including but not limited to non-payment, misrepresentation, breach of covenants and bankruptcy.  Upon an event of default, the interest rate on all outstanding obligations may be increased and the Lender may accelerate payment of all outstanding loans.

The Credit Facility is secured by all of our assets pursuant to the terms of the Loan Agreement and an Intellectual Property Security Agreement dated as of March 8, 2011 between the Company and the Lender.  As additional security for the Credit Facility, (i) the Subsidiary Guarantors have granted liens on all of their assets in favor of the Lender pursuant to a Security Agreement dated as of March 8, 2011 between the Subsidiary Guarantors and the Lender and an Intellectual Property Security Agreement dated as of March 8, 2011 between Workgroup Technology Corporation and the Lender, and (ii) Mr. Mullaney has pledged all of his stock in the Company, as well as certain personal assets, in favor of the Lender pursuant to a Pledge and Security Agreement dated as of March 8, 2011 between Joseph Mullaney and the Lender.  Substantially all of the Company’s U.S. based cash balances are maintained at People’s United Bank.

GREENLEAF SUBORDINATED NOTE

On March 8, 2011, the Company also entered into an agreement with Greenleaf, under which Greenleaf agreed to accept $2.75 million in cash and a $250,000 subordinated note (the “Greenleaf Note”) in complete settlement of its $10.6 million indebtedness. The Greenleaf Note is subordinated to the Credit Facility in accordance with a Subordination and Intercreditor Agreement, dated as of March 8, 2011, among the Company, the Lender and Greenleaf (the “Subordination Agreement”).  Interest on the Greenleaf Note accrues at the annual rate of five percent.  Accrued interest only is payable monthly commencing May 1, 2011.  Principal must be paid from fifty percent of Excess Cash Flow (as defined in the Loan Agreement), commencing September 30, 2012.  All principal plus unpaid accrued interest is due on the later of February 28, 2014 and the date on which all amounts due under the Credit Facility are paid in full.  The Company’s obligations under the Greenleaf Note are (i) secured by liens on the assets of the Company pursuant to a Security Agreement dated March 25, 2009, between the Company and Greenleaf, as amended, (ii) secured by liens on the assets of the Subsidiary Guarantors pursuant to Security Agreements dated August 26, 2010, between each Subsidiary Guarantor and Greenleaf, as amended, and (iii) guarantied by each Subsidiary Guarantor pursuant to Guaranties dated August 26, 2010 by each Subsidiary Guarantor in favor of Greenleaf, as amended.  All liens securing the Greenleaf Note are expressly subordinated to the liens of the Lender pursuant to the Subordination Agreement.

Lease Commitments	12 Months Ended
May 31, 2012
Lease Commitments
Lease Commitments

H.    LEASE COMMITMENTS

OPERATING LEASES

The Company conducts its operations in office facilities leased through March 2014. Rental expense for fiscal years 2012 and 2011 was approximately $210,000 and $212,000, respectively.

At May 31, 2012, minimum annual rental commitments under noncancellable leases were as follows (in thousands):

Gross
Fiscal Year	Commitment
2013	165
2014	82

CAPITAL LEASES

In September 2009, the Company acquired capital equipment through a capital lease agreement with a financial institution for a term of 50 months, with a $1 purchase option.  The assets are amortized over the life of the related lease and amortization of the assets is included in depreciation expense for fiscal year 2012 and 2011.  Minimum annual future lease payments under the capital lease as of May 31, 2012 are as follows (in thousands):

2013	$7
2014	3

Minimum lease payment	10
Amount representing interest	(1)

Present value of minimum lease payments	$9

Current	$5
Long Term	$4

Note Receivable	3 Months Ended	12 Months Ended
	Aug. 31, 2012	May 31, 2012
NOTES RECEIVABLE
NOTES RECEIVABLE

D.  Note Receivable

Joseph Mullaney, the Company’s CEO, was extended a non-interest bearing note in the amount of $134,000 related to a stock transaction in May, 1998. The note is partially secured by the Company stock acquired in that transaction. The Company has accounted for the note as a fixed arrangement.

I.     NOTE RECEIVABLE

Joseph Mullaney, the Company’s CEO, was extended a non-interest bearing note in the amount of $134,000 related to a stock transaction in May 1998. The note is partially secured by the Company stock acquired in that transaction. The Company has accounted for the note as a fixed arrangement.

Discontinued Operations	12 Months Ended
May 31, 2012
Discontinued Operations
Discontinued Operations

J.     DISCONTINUED OPERATIONS

In May 2011, the Company sold its AMT product line in exchange for $250,000 in cash and a note receivable for $162,500 which was paid in full during fiscal year 2012.

In accordance with ASC 205-20, Presentation of Financial Statements – Discontinued Operations, the accompanying consolidated balance sheets, statements of operations and cash flows present the operating results and the assets and liabilities of AMT as discontinued operations. Following completion of the Recapitalization Transaction in March 2011, the new management team determined that the AMT product line was not a strategic component of the ongoing business. AMT’s technologies are aimed directly at small Tool & Die shops located primarily in Michigan and Indiana performing services for the automotive industry. We entered into direct negotiations with the long tenured manager of that product line that resulted in the completion of the sale on May 24, 2011.

The AMT assets and liabilities were transferred to the buyer on May 24, 2011 therefore there are no assets or liabilities related to discontinued operations as of May 31, 2011.

The operating results of discontinued operations included on the Consolidated Statements of Operations for the year ended May 31 were as follows (in thousands):

2011

Revenue	$547
Cost of revenue	99
Gross margin	448

Research and development expenses	194
Selling, general and administrative expenses	45

Income from discontinued operations before income taxes	209
Provision for income taxes	-
Income from discontinued operations	$209

Expenses related to centrally provided general and administrative services such as human resources, accounting, cash management, payroll and management were not allocated to the AMT product line. No allocation of interest expense was included in the operating results of AMT.

Rights Agreement	3 Months Ended	12 Months Ended
	Aug. 31, 2012	May 31, 2012
RIGHTS AGREEMENT
RIGHTS AGREEMENT

E.  Rights Agreement

On February 3, 2012, the Company entered into a Rights Agreement with Registrar and Transfer Company, as Rights Agent, dated as of February 3, 2012 (the “Rights Agreement”). By adopting the Rights Agreement, the Board of Directors was seeking to protect the Company’s ability to carry forward its net operating losses and certain other tax attributes (collectively, “NOLs”). The Company has experienced and may continue to experience substantial operating losses, and for federal and state income tax purposes, the Company may “carry forward” net operating losses in certain circumstances to offset current and future taxable income, which will reduce federal and state income tax liability, subject to certain requirements and restrictions. These NOLs are a valuable asset of the Company, which may inure to the benefit of the Company and its shareholders. However, if the Company experiences an “ownership change,” as defined in Section 382 of the Internal Revenue Code (the “Code”), its ability to use the NOLs could be substantially limited, and the timing of the usage of the NOLs could be substantially delayed, which could significantly impair the value of the Company’s NOL asset. Generally, an “ownership change” occurs if the percentage of the Company’s stock owned by one or more “five percent stockholders” increases by more than fifty percentage points over the lowest percentage of stock owned by such stockholders at any time during the prior three-year period or, if sooner, since the last “ownership change” experienced by the Company. An NOL rights agreement like the Rights Agreement with a 4.99% “trigger” threshold is intended to act as a deterrent to any person acquiring 4.99% or more of the outstanding shares of Common Stock without the approval of the Board of Directors. This would protect the Company’s NOL asset because changes in ownership by a person owning less than 4.99% of the Common Stock are not included in the calculation of “ownership change” for purposes of Section 382 of the Code.

In connection with the Rights Agreement, the Board of Directors of the Company declared a dividend of one common share purchase right (a “Right”) for each outstanding share of common stock, par value $.10 per share, of the Company (the “Common Stock”). The dividend was issued on February 15, 2012 to the stockholders of record on February 15, 2012. Each Right entitles the registered holder to purchase from the Company one share of Common Stock in certain circumstances at a price of $5.00 per share of Common Stock, subject to adjustment.

In the event that a person or group of affiliated or associated persons becomes an Acquiring Person, as defined in the Rights Agreement, each holder of a Right, other than Rights beneficially owned by the Acquiring Person (which will thereupon become void), will thereafter have the right to receive upon exercise of a Right that number of shares of Common Stock having a market value of two times the purchase price of the Right.

K.  RIGHTS AGREEMENT

On February 3, 2012, the Company entered into a Rights Agreement with Registrar and Transfer Company, as Rights Agent, dated as of February 3, 2012 (the “Rights Agreement”). By adopting the Rights Agreement, the Board of Directors was seeking to protect the Company’s ability to carry forward its net operating losses and certain other tax attributes (collectively, “NOLs”). The Company has experienced and may continue to experience substantial operating losses, and for federal and state income tax purposes, the Company may “carry forward” net operating losses in certain circumstances to offset current and future taxable income, which will reduce federal and state income tax liability, subject to certain requirements and restrictions. These NOLs are a valuable asset of the Company, which may inure to the benefit of the Company and its shareholders. However, if the Company experiences an “ownership change,” as defined in Section 382 of the Internal Revenue Code (the “Code”), its ability to use the NOLs could be substantially limited, and the timing of the usage of the NOLs could be substantially delayed, which could significantly impair the value of the Company’s NOL asset. Generally, an “ownership change” occurs if the percentage of the Company’s stock owned by one or more “five percent stockholders” increases by more than fifty percentage points over the lowest percentage of stock owned by such stockholders at any time during the prior three-year period or, if sooner, since the last “ownership change” experienced by the Company. An NOL rights agreement like the Rights Agreement with a 4.99% “trigger” threshold is intended to act as a deterrent to any person acquiring 4.99% or more of the outstanding shares of Common Stock without the approval of the Board of Directors. This would protect the Company’s NOL asset because changes in ownership by a person owning less than 4.99% of the Common Stock are not included in the calculation of “ownership change” for purposes of Section 382 of the Code.

In connection with the Rights Agreement, the Board of Directors of the Company declared a dividend of one common share purchase right (a “Right”) for each outstanding share of common stock, par value $.10 per share, of the Company (the “Common Stock”). The dividend was issued on February 15, 2012 to the stockholders of record on February 15, 2012. Each Right entitles the registered holder to purchase from the Company one share of Common Stock in certain circumstances at a price of $5.00 per share of Common Stock, subject to adjustment.

In the event that a person or group of affiliated or associated persons becomes an Acquiring Person, as defined in the Rights Agreement, each holder of a Right, other than Rights beneficially owned by the Acquiring Person (which will thereupon become void), will thereafter have the right to receive upon exercise of a Right that number of shares of Common Stock having a market value of two times the purchase price of the Right.

Sale of Patents	3 Months Ended
Aug. 31, 2012
Sale of Patents
Sale of Patents

F. Sale of Patents

In June 2012, the Company sold to an unrelated third party (the “Buyer”) its rights, title and interests in three of its U.S. patents (the “Patents”) all entitled Method and System for Design and Drafting in exchange for a non-refundable, initial royalty payment of $200,000 (the “Initial Payment”). These Patents were derived from our development work related to our CADRA product line and the inventions are a key, time saving feature within that technology offering. The Company received a limited, non-exclusive, royalty-free license under the Patents to make, use, offer to sell, or sell our products or services.

The agreement gives the Buyer complete control over what, if any, actions shall be taken in the future to monetize the Patents through licensing, sale, enforcement or other means. In the event whereby monies are derived from the Patents, the Company is due 30% of the net proceeds (the “Net Proceeds”), as defined in the agreement. The Initial Payment shall be reimbursable from Net Proceeds to the extent any are due. There can be no assurance that the Company will derive any additional monies from the Patents, however.

The sale of the Patents is a multiple element arrangement as defined under ASC 605 and, as such, the Company allocated the Initial Payment between the sale of the Patents that were delivered during the fiscal quarter and support services that were undelivered. Support services include being available to the Buyer to assist them should they require such assistance in licensing or pursuing other means of monetizing the Patents to third parties. The allocation of the Initial Payment to the patent and support services elements was based on management’s best estimate of the selling price of each element. The Initial Payment was allocated as follows: Patents - $190,000; and Support Services - $10,000. Additional monies due the Company in the form of royalties from its 30% share of Net Proceeds will be recorded in the quarterly period in which the Buyer notifies the Company such payments are due. Such notification and payment, if any, are due thirty calendar days after the end of each calendar quarter. The revenue allocated to support services has been deferred and will be recognized as revenue when the services are performed.

Subsequent to the end of the quarter, the agreement was amended to include two other U.S. patents (“Additional Patents”) entitled Product Development System and Method Using Integrated Process and Data Management. These Additional Patents were derived from the development work related to our ProductCenter product line and are a core and essential capability within that product offering. The Company received a limited, non-exclusive, royalty-free license under the Additional Patents to make, use, offer to sell or sell our products or services. As a result of the amendment, the Initial Payment was increased by $100,000. There can be no assurance that the Company will derive any other monies from the Additional Patents, however.

The Company retained its three U.S. patent applications that it acquired or filed since the Recapitalization Transaction in March 2011. These patent applications were not included in the above described agreement. The Company expects to be actively engaged with the U.S. Patent and Trademark Office for the foreseeable future with regard to those filings.

Subsequent Events	3 Months Ended	12 Months Ended
	Aug. 31, 2012	May 31, 2012
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

G. Subsequent Events

The Company has evaluated all events and transactions that occurred after the balance sheet and through the date that the financial statements were available to be issued.

As described in Note F above, in September 2012 the Company sold the Additional Patents related to its ProductCenter technology in exchange for approximately $100,000 and a portion of any future Net Proceeds, in the event the Buyer collects monies associated with the Patents and/or the Additional Patents.

L.  SUBSEQUENT EVENTS

The Company has evaluated all events and transactions that occurred after the balance sheet and through the date that these consolidated condensed financial statements were available to be issued.

In June 2012 the Company sold three patents related to its CADRA technology in exchange for approximately $200,000 and a portion of any future net recoveries, in the event the buyer collects monies associated with the patents.

Accounting Policies (POLICIES)	3 Months Ended
Aug. 31, 2012
Accounting Policies (POLICIES)
USE OF ESTIMATES

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The most significant estimates included in the financial statements pertain to revenue recognition, the allowance for doubtful accounts receivable, and the valuation of long term assets including goodwill, intangibles, capitalized software development costs and deferred tax assets. Actual results could differ from those estimates.

REVENUE RECOGNITION

REVENUE RECOGNITION

We follow the provisions of the Accounting Standards Codification (“ASC”) 985, Software for transactions involving the licensing of software and software support services. Revenue from software license sales is recognized when persuasive evidence of an arrangement exists, delivery of the product has been made, and a fixed fee and collectability has been determined. The Company does not provide for a right of return. For multiple element arrangements, total fees are allocated to each of the undelivered elements based upon vendor specific objective evidence (“VSOE”) of their fair values, with the residual amount recognized as revenue for the delivered elements, using the residual method set forth in ASC 985. Revenue from customer maintenance support agreements is deferred and recognized ratably over the term of the agreements, typically one year. Revenue from engineering, consulting and training services is recognized as those services are rendered using a proportional performance model.

We follow the provisions of ASC 605, Revenue Recognition for transactions that do not involve the licensing of software or software support services as in the case of the recent sale of our patents. Revenue from the sale of patents is recorded when persuasive evidence of an arrangement exists, delivery has taken place and a fixed fee and collectability has been determined. These conditions are no different from those when we license software. For multiple element arrangements, however, under ASC 605, total fees are allocated to each of the elements based upon the relative selling price method. Under that method the allocation of fees to the undelivered elements is based on VSOE, or if it doesn’t exist, then based on third party evidence of selling price. If neither exists, then the allocation is based on management’s best estimate of the selling price.

SOFTWARE DEVELOPMENT COSTS

SOFTWARE DEVELOPMENT COSTS

The Company accounts for its software development costs in accordance with 985-20, Costs of Computer Software to Be Sold, Leased or Marketed.  Costs that are incurred internally in researching and developing a computer software product are charged to expense until technological feasibility has been established for the product.  Once technological feasibility is established, software development costs are capitalized until the product is available for general release to customers.  Such costs are amortized using the straight-line method over the estimated economic life of the product, generally three years.  The Company evaluates the realizability of the assets and the related periods of amortization on a regular basis.  Judgment is required in determining when technological feasibility of a product is established as well as its economic life.

During the three months ended August 31, 2012, the Company capitalized approximately $111,000 of software development costs related to new products. Amortization expense related to capitalized software development for the three months ending August 31, 2012 was approximately $12,000.  The Company did not capitalize any software development costs for the comparable period in fiscal 2012.

DEBT ISSUANCE COSTS

DEBT ISSUANCE COSTS

The Company capitalizes the direct costs associated with entering into debt agreements and amortizes those costs over the life of the debt agreement.  During fiscal 2011, the Company incurred total costs of approximately $330,000 in connection with entering into the debt agreement with People’s United Bank and its subsidiary, One Conant Capital, LLC.  These costs have been capitalized and are being amortized over the three year life of the loan.  Amortization expense related to debt issuance costs for each of the three month periods ended August 31, 2012 and 2011 were approximately $29,000.

ACCOUNTING FOR GOODWILL

ACCOUNTING FOR GOODWILL

The Company accounts for goodwill pursuant to the provisions of the ASC 350, Intangibles – Goodwill and Other. This requires that goodwill be reviewed annually, or more frequently as a result of an event or change in circumstances, for possible impairment with impaired assets written down to fair value. Additionally, existing goodwill and intangible assets must be assessed and classified within the statement’s criteria.

As of May 31, 2012, the Company conducted its annual impairment test of goodwill by comparing the fair value of the reporting unit to the carrying amount of the underlying assets and liabilities of its single reporting unit. The Company determined that the fair value of the reporting unit exceeded the carrying amount of the assets and liabilities, therefore no impairment existed as of the testing date. The Company concluded that no facts or circumstances arose during the three months ended August 31, 2012 to warrant an interim impairment test.

CAPITALIZED PATENT COSTS

CAPITALIZED PATENT COSTS

Costs related to patent applications are capitalized as incurred and are amortized once the patent application is accepted or are expensed if the application is finally rejected.  Patent costs are amortized over their estimated economic lives under the straight-line method, and are evaluated for impairment when events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable through the estimated undiscounted future cash flows from the use of the associated patent. Capitalized patent costs totaled approximately $6,000 for the three month period ending August 31, 2012.  The Company did not capitalize any patent costs during the three month period ending August 31, 2011.

LONG-LIVED ASSETS

LONG-LIVED ASSETS

The Company periodically reviews the carrying value of all intangible and other long-lived assets. If indicators of impairment exist, the Company compares the undiscounted cash flows estimated to be generated by those assets over their estimated economic life to the related carrying value of those assets to determine if the assets are impaired. If the carrying value of the asset is greater than the estimated undiscounted cash flows, the carrying value of the assets would be decreased to their fair value through a charge to operations. As of August 31, 2012, the Company does not have any long-lived assets it considers to be impaired.

STOCK BASED COMPENSATION

STOCK BASED COMPENSATION

Stock-based compensation expense for all stock-based payment awards made to employees and directors is measured based on the grant-date fair value of the award.  The Company estimated the fair value of each share-based award using the Black-Scholes option valuation model. The Black-Scholes option valuation model incorporates assumptions as to stock price volatility, the expected life of options, a risk-free interest rate and dividend yield. The Company recognizes stock-based compensation expense on a straight-line basis over the requisite service period of the award.

The Company’s 1994 Stock Option Plan provided for the granting of stock options at an exercise price not less than fair market value of the stock on the date of the grant and with vesting schedules as determined by the Board of Directors. No new options could be granted under the Plan after fiscal year 2004 and all stock options had vested prior to May 31, 2009.  During fiscal 2012, all options awarded under the 1994 Stock Option Plan had expired. In May 2011, the 2011 Equity Incentive Plan (the “2011 Plan”) was approved by the Company’s shareholders, pursuant to which 150,000 shares of our common shares are reserved for issuance. Additionally, any future shares subject to any award under the 2011 Plan that expires, is terminated unexercised or is forfeited will be available for awards under the 2011 Plan. The Company may grant stock options, restricted stock, restricted stock units, stock equivalents and awards of shares of common stock that are not subject to restrictions or forfeiture under the 2011 Plan.  As of August 31, 2012, 10,000 options were awarded under the 2011 Plan.

The following table summarizes option activity under the 1994 Stock Option Plan and 2011 Plan:

		Weighted	Weighted-
		Average	Average
	Number of	Exercise Price	Remaining	Aggregate
	Options	Per Share	Life (in years)	Intrinsic Value

Outstanding options at May 31, 2011	1,350	$1.80	0.50	$810
Granted	10,000	2.40	10.00	-
Exercised	-	-	-	-
Forfeited or expired	(1,350)	0.86	-	-

Outstanding options at May 31, 2012	10,000	2.40	9.02	-
Granted	-	-	-	-
Exercised	-	-	-	-
Forfeited or expired	-	-	-	-

Outstanding options at August 31, 2012	10,000	$2.40	8.77	$7,000

Exercisable at August 31, 2012	3,889	$2.40	8.77	$2,722

The Company determined the volatility for options granted during the three months ended August 31, 2012 using the historical volatility of the Company’s common stock. The expected life of options has been determined utilizing the “simplified” method as prescribed in ASC 718 Compensation, Stock Compensation. The expected life represents an estimate of the time options are expected to remain outstanding. The risk-free interest rate is based on a treasury instrument whose term is consistent with the expected life of the stock options. The Company has not paid, and does not anticipate paying, cash dividends on its common stock; therefore, the expected dividend yield is assumed to be zero.

For the three month periods ended August 31, 2012 and 2011, the Company expensed approximately $2,000, respectively, of stock-based compensation.  The weighted-average fair value of each option granted in the three month period ended August 31, 2011 is estimated as $2.35 on the date of grant using the Black-Scholes model with the following weighted average assumptions:

Expected life	5.77 years
Assumed annual dividend growth rate	0%
Expected volatility	188%
Risk free interest rate	1.86%

FOREIGN CURRENCY TRANSLATION

FOREIGN CURRENCY TRANSLATION

The functional currency of the Company’s foreign operations (Germany and Italy) is the Euro. As a result, assets and liabilities are translated at period-end exchange rates and revenues and expenses are translated at the average exchange rates. Adjustments resulting from translation of such financial statements are classified in accumulated other comprehensive income (loss). Foreign currency gains and losses arising from transactions were included in the statements of operations. For the three month periods ended August 31, 2012 and 2011, the Company recorded a net gain from foreign currency related transactions of approximately $3,000, and $17,000, respectively, to Other income in the Consolidated Condensed Statements of Operations.

INCOME TAXES

INCOME TAXES

The provision for income taxes is based on the earnings or losses reported in the consolidated financial statements. The Company recognizes deferred tax liabilities and assets for the expected future tax consequences of events that have been recognized in the Company’s financial statements or tax returns. Deferred tax liabilities and assets are determined based on the difference between the financial statement carrying amounts and tax bases of assets and liabilities using enacted tax rates in effect in the years in which the differences are expected to reverse. The Company provides a valuation allowance against deferred tax assets if it is more likely than not that some or all of the deferred tax assets will not be realized.

BALANCE SHEET COMPONENTS

BALANCE SHEET COMPONENTS

Details of certain balance sheet captions are as follows:

	August 31, 2012	August 31, 2011
	(Amounts in thousands)

Property and equipment	$2,129	$2,125
Accumulated depreciation and amortization	(2,094)	(2,083)
Property and equipment, net	$35	$42

NET INCOME PER COMMON SHARE

NET INCOME PER COMMON SHARE

Basic and diluted net income per share are computed by dividing the net income by the weighted-average number of common shares outstanding. Diluted net income per share is computed by dividing net income by the weighted-average number of common and equivalent dilutive common shares outstanding.  For periods in which losses are reported potentially dilutive common stock equivalents are excluded from the calculation of diluted loss per share because the effect is antidilutive.

The following table details the derivation of weighted average shares outstanding used in the calculation of basic and diluted net income for each period:

	For the Three Months Ended
	August 31, 2012	August 31, 2011
	(amounts in thousands)

Net income available to common shareholders	$173	$53

Weighted average number of common shares outstanding
used in calculation of basic earnings per share	995,135	995,135
Incremental shares from the assumed exercise of
dilutive stock options	6,099	9,909

Weighted average number of common shares
outstanding used in calculating diluted earnings
per share	1,001,234	1,005,044

For the three month period ended August 31, 2012, all options were included in the above calculation.  For the three month period ended August 31, 2011, 1,906 options to purchase common shares were anti-dilutive and were excluded from the above calculation.

Stock OptionsActivity (TABLES)	3 Months Ended
Aug. 31, 2012
Stock OptionsActivity
Stock Option Activity

The following table summarizes option activity under the 1994 Stock Option Plan and 2011 Plan:

		Weighted	Weighted-
		Average	Average
	Number of	Exercise Price	Remaining	Aggregate
	Options	Per Share	Life (in years)	Intrinsic Value

Outstanding options at May 31, 2011	1,350	$1.80	0.50	$810
Granted	10,000	2.40	10.00	-
Exercised	-	-	-	-
Forfeited or expired	(1,350)	0.86	-	-

Outstanding options at May 31, 2012	10,000	2.40	9.02	-
Granted	-	-	-	-
Exercised	-	-	-	-
Forfeited or expired	-	-	-	-

Outstanding options at August 31, 2012	10,000	$2.40	8.77	$7,000

Exercisable at August 31, 2012	3,889	$2.40	8.77	$2,722

Stock Options Assumptions (TABLES)	3 Months Ended
Aug. 31, 2012
Stock Options Assumptions
Stock Options Assumptions
Expected life	5.77 years
Assumed annual dividend growth rate	0%
Expected volatility	188%
Risk free interest rate	1.86%

Components Of Balance Sheet (TABLES)	3 Months Ended
Aug. 31, 2012
Components Of Balance Sheet
Components Of Balance Sheet

BALANCE SHEET COMPONENTS

Details of certain balance sheet captions are as follows:

	August 31, 2012	August 31, 2011
	(Amounts in thousands)

Property and equipment	$2,129	$2,125
Accumulated depreciation and amortization	(2,094)	(2,083)
Property and equipment, net	$35	$42

Income Per Share (TABLES)	3 Months Ended
Aug. 31, 2012
Income Per Share
Income Per Share
	For the Three Months Ended
	August 31, 2012	August 31, 2011
	(amounts in thousands)

Net income available to common shareholders	$173	$53

Weighted average number of common shares outstanding
used in calculation of basic earnings per share	995,135	995,135
Incremental shares from the assumed exercise of
dilutive stock options	6,099	9,909

Weighted average number of common shares
outstanding used in calculating diluted earnings
per share	1,001,234	1,005,044

Segment Reporting (TABLES)	3 Months Ended
Aug. 31, 2012
Segment Reporting
Segment Reporting

                                                                                                                Three Month Periods Ended

Revenue:	August 31, 2012	August 31, 2011
North America	$1,198	$1,088
Europe	333	395
Asia	166	130
Eliminations	(127)	(49)
Consolidated Total	$1,570	$1,564

Long Lived Assets:	As of August 31, 2012	As of May 31, 2012
North America	$4,845	$4,769
Europe	116	119
Consolidated Total	$4,961	$4,888

Recapitalization Transaction (DETAILS) (USD $)	Mar. 31, 2012
Common Stock Shares Issued	384,588
Common Stock Value Issued	$ 421,765
Term loan consummated	2,900,000
Line of credit consummated	300,000
Cash paid to Greenleaf Capital, Inc	2,750,000
Note issued to Greenleaf Capital, Inc	250,000
Debt amount settled through loan agreement	$ 10,600,000

Accounting Policies (DETAILS) (USD $)	3 Months Ended		12 Months Ended
	Aug. 31, 2012	Aug. 31, 2011	May 31, 2011
Total debt issuance costs incurred			$ 330,000
Amortization of debt issuance costs	29,000	29,000
Total Capitalized software development costs	111,000
Amortization of software development costs	12,000
Total Capitalized patent costs	6,000
Net gain from foreign currency related transactions	$ 3,000	$ 17,000

Weighted average assumptions of Stock options (DETAILS) (USD $)	3 Months Ended
	Aug. 31, 2012	Aug. 31, 2011
Expected life in years	5.77	5.77
Assumed annual dividend growth rate	0.00%	0.00%
Expected volatility	188.00%	188.00%
Risk free interest rate	1.86%	1.86%
Expense as stock-based compensation	$ 2,000	$ 2,000
weighted-average fair value of each option granted	$ 2.35	$ 2.35

Components Of Balance Sheet (DETAILS) (USD $)	Aug. 31, 2012	May 31, 2012
Property and equipment.	$ 2,129	$ 2,125
Accumulated depreciation and amortization.	(2,094)	(2,083)
Property and equipment, net.	$ 35	$ 42

Basic and diluted net income per share (DETAILS) (USD $)	3 Months Ended
	Aug. 31, 2012	Aug. 31, 2011
Net income available to common shareholders	$ 173	$ 53
Weighted average number of common shares outstanding used in calculation of basic earnings per share	995,135	995,135
Incremental shares from the assumed exercise of dilutive stock options	6,099	9,909
Weighted average number of common shares outstanding used in calculating diluted earnings per share	1,001,234	1,005,044

Segments Revenue Transactions (DETAILS) (USD $)	3 Months Ended
	Aug. 31, 2012	Aug. 31, 2011
North America Revenue	$ 1,198	$ 1,088
Europe Revenue	333	395
Asia Revenue	166	130
Eliminations Revenue	(127)	(49)
Consolidated Revenue Total	$ 1,570	$ 1,564

Long Lived Assets (DETAILS) (USD $)	Aug. 31, 2012	May 31, 2012
North America Assets	$ 4,845	$ 4,769
Europe Assets	116	119
Consolidated Assets Total	$ 4,961	$ 4,888

Related party notes receivable (DETAILS) (USD $)	May 31, 1998
Non interest bearing note partially secured from CEO	$ 134,000

Patents Sales Transactions (DETAILS) (USD $)	Jun. 30, 2012
Non-refundable initial royalty payment made	$ 200,000
Patents purchased	190,000
Support services	10,000
Share of royalties payable	30.00%
Increase in the limit of initial payment	$ 100,000